Note 18 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal and state net operating loss carryovers	$ 8,681,830	$ 7,575,182
Stock compensation	862,079	2,221,408
Stock-based debt discounts	925,839	0
Goodwill and intangibles	5,197,470	210,959
Reorganization costs	0	28,135
Total deferred tax assets	15,667,218	10,035,684
Property and equipment	(149,777)	(279,737)
Unrealized gain on investment in Allied Esports Entertainment, Inc.	0	(2,850,375)
Total deferred liabilities	(149,777)	(3,130,112)
Net deferred tax assets (liabilities)	15,517,441	6,905,572
Less: valuation allowance	(15,517,441)	(6,905,572)
Deferred tax assets (liabilities)	$ 0	$ 0